Subsequent Events (Details Narrative) - USD ($)			3 Months Ended
	Dec. 31, 2022	Jul. 01, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Debt discount percentage			10.00%
Rennova Health, Inc. [Member] | Forecast [Member]
Subsequent Event [Line Items]
Repayment of loan amount	$ 883,757.27
Subsequent Event [Member] | Rennova Health, Inc. [Member]
Subsequent Event [Line Items]
Outstanding loan amount		$ 803,415.70
Debt discount percentage		10.00%